JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 1.2%
Glencore plc	6,368,095	43,413,573
Rio Tinto plc	710,389	64,811,868
		108,225,441
Austria — 0.6%
ANDRITZ AG	43,130	3,731,799
BAWAG Group AG (a)	50,367	8,193,500
Erste Group Bank AG	198,685	25,830,831
OMV AG	94,822	5,633,163
Raiffeisen Bank International AG	97,598	4,919,476
Telekom Austria AG	57,836	614,946
Verbund AG	45,609	3,346,586
		52,270,301
Belgium — 1.5%
Ackermans & van Haaren NV	14,550	4,304,884
Ageas SA	112,980	8,025,018
Anheuser-Busch InBev SA	650,294	46,810,150
D'ieteren Group	13,479	3,070,228
Elia Group SA/NV (b)	28,397	4,111,340
Groupe Bruxelles Lambert NV	53,699	5,081,136
KBC Group NV	166,358	23,442,446
Lotus Bakeries NV (b)	268	3,159,629
Sofina SA (b)	10,054	2,929,853
Syensqo SA	47,193	3,971,944
UCB SA	79,966	24,367,697
Warehouses De Pauw CVA, REIT	118,165	3,348,282
		132,622,607
Brazil — 0.0% ^
Yara International ASA	108,043	4,965,956
Chile — 0.1%
Antofagasta plc	230,051	11,399,375
China — 0.5%
Prosus NV	869,505	49,997,644
Denmark — 2.9%
Carlsberg A/S, Class B	61,398	8,347,009
Coloplast A/S, Class B	95,762	8,163,232
Danske Bank A/S	433,551	22,088,569
DSV A/S	127,053	35,725,414
Genmab A/S *	41,376	13,479,700
Novo Nordisk A/S, Class B	2,111,684	125,390,201
Novonesis Novozymes B	229,852	14,083,851
Orsted A/S * (a)	305,668	6,876,081
Pandora A/S	51,952	4,205,184
Tryg A/S	205,260	4,988,435
Vestas Wind Systems A/S	666,988	20,217,347
		263,565,023

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — 1.8%
Elisa OYJ	95,433	4,221,485
Fortum OYJ (b)	290,504	6,862,391
Kesko OYJ, Class A	57,897	1,447,820
Kesko OYJ, Class B (b)	179,506	4,540,315
Kone OYJ, Class B	235,735	16,941,072
Metso OYJ	466,954	9,129,302
Neste OYJ	284,467	7,266,703
Nokia OYJ	3,354,973	21,609,085
Nordea Bank Abp	2,156,417	41,608,053
Orion OYJ, Class A	17,985	1,476,730
Orion OYJ, Class B	71,007	5,872,145
Sampo OYJ, Class A	1,680,174	18,737,831
Stora Enso OYJ, Class R (b)	392,470	4,518,112
UPM-Kymmene OYJ (b)	350,574	9,671,684
Wartsila OYJ Abp	321,889	13,049,400
		166,952,128
France — 13.0%
Aeroports de Paris SA (b)	23,805	3,145,161
Air Liquide SA	382,015	71,537,062
Airbus SE	389,328	89,136,654
Amundi SA (a)	41,368	3,677,994
AXA SA	1,134,644	51,738,792
BioMerieux	29,920	3,474,506
BNP Paribas SA	680,737	73,609,832
Bollore SE	461,755	2,632,664
Bouygues SA	123,722	6,687,648
Bureau Veritas SA (b)	207,458	6,678,559
Capgemini SE	112,872	17,537,854
Cie de Saint-Gobain SA	301,338	29,743,728
Cie Generale des Etablissements Michelin SCA	449,464	16,691,133
Credit Agricole SA	750,461	16,252,307
Danone SA	426,723	33,437,993
Dassault Aviation SA	11,961	4,547,274
Dassault Systemes SE	442,334	12,166,318
Engie SA	1,165,505	34,797,829
EssilorLuxottica SA	207,556	63,449,055
Hermes International SCA	22,559	54,276,946
Kering SA	46,778	14,603,063
Legrand SA	173,529	27,705,294
L'Oreal SA	160,716	73,839,280
LVMH Moet Hennessy Louis Vuitton SE	170,172	109,829,799
Orange SA	1,216,529	22,615,323
Pernod Ricard SA	130,884	11,703,215
Publicis Groupe SA	151,050	15,097,190
Safran SA	231,106	82,572,193
Sartorius Stedim Biotech	17,076	3,815,941
Societe Generale SA	458,661	40,192,240

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Thales SA	63,827	19,539,100
TotalEnergies SE	1,324,284	96,313,540
Veolia Environnement SA	422,468	15,845,592
Vinci SA	333,997	48,023,669
		1,176,914,748
Germany — 13.5%
adidas AG	118,703	21,046,468
Allianz SE (Registered)	256,731	113,044,352
BASF SE	593,364	32,168,633
Bayer AG (Registered)	609,373	32,230,765
Bayerische Motoren Werke AG (b)	190,023	19,568,634
Bayerische Motoren Werke AG (Preference)	37,115	3,828,248
Beiersdorf AG (b)	63,959	7,628,991
BioNTech SE, ADR *	65,938	7,500,447
Commerzbank AG	579,425	23,817,105
Continental AG	71,802	5,650,049
Daimler Truck Holding AG	291,527	14,115,436
Deutsche Bank AG (Registered)	1,176,817	46,438,506
Deutsche Boerse AG	122,153	30,932,240
Deutsche Post AG	619,424	34,643,460
Deutsche Telekom AG (Registered)	2,212,109	74,234,594
Dr Ing hc F Porsche AG (Preference) (a) (b)	73,284	3,566,212
E.ON SE	1,471,641	31,213,298
Fresenius SE & Co. KGaA	273,348	15,290,490
Hannover Rueck SE (b)	39,927	11,289,346
Heidelberg Materials AG	85,053	23,293,533
Henkel AG & Co. KGaA	64,042	5,286,614
Henkel AG & Co. KGaA (Preference)	108,247	9,509,717
Infineon Technologies AG	840,753	41,098,123
Mercedes-Benz Group AG	464,113	31,719,454
Merck KGaA (b)	85,922	12,801,757
MTU Aero Engines AG	33,520	14,902,168
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	86,164	52,221,984
Rheinmetall AG	29,666	62,857,735
RWE AG	438,785	27,864,564
SAP SE	683,224	136,486,596
Sartorius AG (Preference) (b)	16,661	4,656,632
Siemens AG (Registered)	488,935	147,819,861
Siemens Energy AG *	447,137	76,183,247
Siemens Healthineers AG (a)	179,350	8,951,990
Talanx AG	40,000	5,045,229
Volkswagen AG (Preference)	137,089	16,629,592
Vonovia SE	547,047	16,017,148
		1,221,553,218
Hong Kong — 0.3%
Prudential plc	1,690,754	27,771,051

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.2%
Kerry Group plc, Class A	97,550	8,671,412
Kingspan Group plc	103,103	8,977,654
		17,649,066
Italy — 5.0%
A2A SpA	1,033,074	3,116,580
Banca Mediolanum SpA	137,954	3,236,154
Banca Monte dei Paschi di Siena SpA (b)	1,284,716	13,327,395
Banco BPM SpA	872,343	13,075,829
BPER Banca SpA	864,531	12,175,571
Coca-Cola HBC AG	134,059	7,280,699
Davide Campari-Milano NV	378,497	2,697,625
Enel SpA	5,159,858	57,009,010
Eni SpA	1,268,085	25,918,559
Ferrari NV	83,581	27,878,102
FinecoBank Banca Fineco SpA	405,898	10,760,458
Generali	582,386	23,755,773
Infrastrutture Wireless Italiane SpA (a)	209,951	1,856,108
Intesa Sanpaolo SpA	10,295,846	72,888,328
Leonardo SpA	266,202	17,789,385
Mediobanca Banca di Credito Finanziario SpA (b)	74,882	1,567,567
Moncler SpA	142,416	8,297,687
Poste Italiane SpA (a)	304,875	8,029,853
Prysmian SpA	189,136	22,401,912
Recordati Industria Chimica e Farmaceutica SpA	64,617	3,560,355
Snam SpA	1,426,542	9,804,178
Telecom Italia SpA *	8,248,984	5,595,563
Telecom Italia SpA *	4,007,383	3,181,969
Terna - Rete Elettrica Nazionale	934,767	10,129,435
UniCredit SpA	1,010,851	88,091,681
		453,425,776
Luxembourg — 0.3%
ArcelorMittal SA	279,968	15,204,525
CVC Capital Partners plc (a)	516,591	9,178,155
		24,382,680
Mexico — 0.1%
Fresnillo plc	122,475	6,031,473
Netherlands — 7.1%
Adyen NV * (a)	19,362	28,710,849
Argenx SE *	40,932	34,422,643
ASM International NV	29,284	24,593,695
ASML Holding NV	258,048	370,016,586
EXOR NV	57,068	4,685,632
HAL Trust	23,787	4,390,564
Heineken Holding NV	86,883	6,457,940
Heineken NV	186,921	15,430,266
ING Groep NV	1,935,264	57,072,726

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
JDE Peet's NV	103,359	3,891,173
Koninklijke Ahold Delhaize NV	577,816	22,592,698
Koninklijke KPN NV	2,581,083	12,640,892
Koninklijke Philips NV	526,623	15,122,418
NN Group NV	177,791	14,093,004
Universal Music Group NV	629,365	15,430,490
Wolters Kluwer NV	152,734	14,342,197
		643,893,773
Norway — 0.9%
Aker BP ASA	203,972	6,004,508
DNB Bank ASA	486,478	13,948,960
Equinor ASA	444,172	11,938,690
Gjensidige Forsikring ASA	125,306	3,566,530
Kongsberg Gruppen ASA	290,608	9,982,704
Mowi ASA	294,623	6,791,675
Norsk Hydro ASA	852,089	7,564,748
Orkla ASA	447,677	5,326,624
Salmar ASA	48,066	2,863,314
Storebrand ASA	274,969	4,811,920
Telenor ASA	413,429	6,954,519
Var Energi ASA	541,047	1,978,301
Vend Marketplaces ASA, Class B	132,262	3,655,900
		85,388,393
Poland — 0.8%
Allegro.eu SA * (a)	415,238	3,411,123
Bank Polska Kasa Opieki SA	139,596	8,489,951
Dino Polska SA * (a)	318,072	3,365,058
ING Bank Slaski SA	21,619	2,362,450
KGHM Polska Miedz SA *	90,681	8,413,983
LPP SA	848	4,683,105
ORLEN SA	386,679	11,752,179
Powszechna Kasa Oszczednosci Bank Polski SA	570,081	14,828,302
Powszechny Zaklad Ubezpieczen SA	377,748	7,432,697
Santander Bank Polska SA	25,680	4,028,791
		68,767,639
Portugal — 0.2%
EDP SA	1,847,342	9,446,288
Galp Energia SGPS SA	275,763	5,487,036
Jeronimo Martins SGPS SA	182,994	4,315,193
		19,248,517
Russia — 0.0%
Evraz plc ‡ *	453,755	—
Singapore — 0.1%
STMicroelectronics NV	428,557	12,101,621

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 0.4%
Anglo American plc	709,854	32,914,378
Spain — 5.5%
ACS Actividades de Construccion y Servicios SA	145,915	16,371,117
Aena SME SA (a)	488,641	15,176,007
Amadeus IT Group SA	289,576	19,415,107
Banco Bilbao Vizcaya Argentaria SA	3,827,702	97,161,145
Banco Santander SA	9,779,947	124,871,039
CaixaBank SA	2,366,888	31,243,370
Cellnex Telecom SA (a) (b)	380,672	11,774,249
EDP Renovaveis SA	169,372	2,572,997
Endesa SA (b)	206,350	7,604,520
Iberdrola SA	4,064,856	91,389,147
Industria de Diseno Textil SA	736,786	47,942,763
Naturgy Energy Group SA	70,246	2,204,886
Repsol SA	759,322	14,959,483
Telefonica SA (b)	2,995,567	12,126,959
		494,812,789
Sweden — 5.6%
Alfa Laval AB (b)	180,809	10,472,872
Assa Abloy AB, Class B	700,219	28,312,607
Atlas Copco AB, Class A	1,682,403	34,694,848
Atlas Copco AB, Class B	1,037,698	18,665,773
Axfood AB (b)	71,305	2,442,341
Beijer Ref AB	249,434	3,550,663
Boliden AB *	188,865	13,225,599
Epiroc AB, Class A	413,821	11,600,723
Epiroc AB, Class B	259,261	6,465,218
EQT AB (b)	465,830	17,680,919
Essity AB, Class A	14,154	417,112
Essity AB, Class B	397,871	11,780,422
Evolution AB (a) (b)	120,842	7,850,034
Fastighets AB Balder, Class B * (b)	464,970	3,507,087
H & M Hennes & Mauritz AB, Class B	329,046	6,589,191
Hexagon AB, Class B	1,401,576	15,802,823
Holmen AB, Class B (b)	52,767	1,977,863
Industrivarden AB, Class A	76,386	3,818,572
Industrivarden AB, Class C (b)	106,399	5,326,772
Indutrade AB	177,781	4,173,496
Investment AB Latour, Class B	96,374	2,399,928
Investor AB, Class A	377,965	14,465,736
Investor AB, Class B	1,207,240	46,550,782
L E Lundbergforetagen AB, Class B	49,718	2,961,633
Lifco AB, Class B (b)	150,185	5,160,658
Nibe Industrier AB, Class B (b)	1,090,501	4,177,468
Nordnet AB publ	105,818	3,423,541
Saab AB, Class B (b)	245,361	19,143,776
Sagax AB, Class B (b)	142,613	3,144,781

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Sagax AB, Class D	73,196	278,979
Sandvik AB	647,136	25,553,038
Securitas AB, Class B	350,998	5,804,420
Skandinaviska Enskilda Banken AB, Class A (b)	892,056	19,174,245
Skandinaviska Enskilda Banken AB, Class C	13,392	295,037
Skanska AB, Class B	217,408	6,603,161
SKF AB, Class A	8,848	234,267
SKF AB, Class B (b)	239,013	6,249,400
SSAB AB, Class A	142,653	1,179,420
SSAB AB, Class B	388,016	3,191,960
Svenska Cellulosa AB SCA, Class B (b)	321,809	4,029,345
Svenska Handelsbanken AB, Class A (b)	921,853	14,533,069
Svenska Handelsbanken AB, Class B (b)	23,439	614,325
Swedbank AB, Class A	656,555	25,527,029
Swedish Orphan Biovitrum AB *	108,003	4,101,454
Tele2 AB, Class B	367,567	6,762,692
Telefonaktiebolaget LM Ericsson, Class A	36,578	397,584
Telefonaktiebolaget LM Ericsson, Class B	1,718,632	18,613,068
Telia Co. AB	1,539,726	7,034,180
Trelleborg AB, Class B	133,417	5,398,886
Volvo AB, Class A	126,026	4,578,925
Volvo AB, Class B	1,022,246	37,145,791
		507,083,513
Switzerland — 6.7%
ABB Ltd. (Registered)	1,047,923	90,224,171
Chocoladefabriken Lindt & Spruengli AG	648	9,312,719
Chocoladefabriken Lindt & Spruengli AG (Registered)	70	10,346,821
Cie Financiere Richemont SA (Registered)	354,735	68,857,508
DSM-Firmenich AG	162,299	12,797,862
EMS-Chemie Holding AG (Registered)	4,525	3,518,045
Galderma Group AG	88,986	16,586,900
Geberit AG (Registered) (b)	21,897	16,720,347
Givaudan SA (Registered)	5,392	20,842,719
Julius Baer Group Ltd.	131,216	10,960,518
Kuehne + Nagel International AG (Registered) (b)	31,227	7,230,997
Lonza Group AG (Registered)	46,689	31,722,852
Partners Group Holding AG	14,328	19,536,866
Sandoz Group AG (b)	274,788	21,770,312
Schindler Holding AG (b)	27,069	10,444,372
Schindler Holding AG (Registered)	13,757	5,059,568
SGS SA (Registered)	101,427	12,207,699
Sika AG (Registered)	106,583	20,452,281
Sonova Holding AG (Registered)	32,426	8,874,459
Straumann Holding AG (Registered)	71,511	8,600,612
Swiss Life Holding AG (Registered) (b)	18,891	20,714,992
Swisscom AG (Registered) (b)	16,875	13,855,749

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
UBS Group AG (Registered)	2,074,790	98,169,514
Zurich Insurance Group AG	94,404	67,161,080
		605,968,963
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 17.4%
3i Group plc	647,098	29,727,114
Admiral Group plc	153,311	5,769,701
Ashtead Group plc	278,655	17,939,723
Associated British Foods plc	198,249	5,181,098
AstraZeneca plc	1,030,411	191,980,093
Autotrader Group plc (a)	583,741	4,303,040
Aviva plc	2,015,741	17,572,934
BAE Systems plc	1,947,314	52,863,624
Barclays plc	9,243,466	61,691,514
Barratt Redrow plc	856,102	4,558,517
British American Tobacco plc	1,301,935	78,654,582
BT Group plc	4,124,188	10,840,522
Bunzl plc	207,850	5,828,753
Centrica plc	3,068,957	8,036,097
Coca-Cola Europacific Partners plc	140,366	12,871,562
Compass Group plc	1,136,091	34,066,187
Diageo plc	1,478,208	34,014,006
Entain plc	424,673	3,523,184
Halma plc	252,395	12,258,468
HSBC Holdings plc	11,429,988	201,635,562
ICG plc	193,011	4,802,764
Imperial Brands plc	533,998	22,490,810
Informa plc	805,351	9,718,831
InterContinental Hotels Group plc	102,593	13,860,344
International Consolidated Airlines Group SA	2,192,921	12,598,508
Intertek Group plc	106,022	6,504,203
J Sainsbury plc	1,139,110	4,991,256
Kingfisher plc	1,135,408	5,232,404
Legal & General Group plc	3,735,634	13,563,400
Lloyds Banking Group plc	39,238,881	58,591,676
London Stock Exchange Group plc	308,803	34,444,540
M&G plc	1,485,062	6,295,549
Melrose Industries plc	789,916	6,791,646
National Grid plc	3,298,278	56,036,275
NatWest Group plc	5,119,227	46,660,655
Next plc	77,427	14,057,565
Pearson plc	439,845	5,785,261
Phoenix Group Holdings plc	498,043	5,048,003
Reckitt Benckiser Group plc	448,397	37,378,321
RELX plc	1,215,989	43,109,265
Rentokil Initial plc	1,578,084	9,794,877

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Rightmove plc	515,440	3,489,225
Rolls-Royce Holdings plc	5,563,280	93,001,222
Sage Group plc (The)	645,764	8,468,036
Schroders plc	570,060	3,530,800
Segro plc, REIT	823,273	8,577,333
Severn Trent plc	175,572	7,051,986
Smith & Nephew plc	580,070	9,886,285
Smiths Group plc	221,779	7,616,298
Spirax Group plc	47,570	4,740,085
SSE plc	726,746	24,155,185
Standard Chartered plc	1,225,677	31,360,700
Tesco plc	4,331,603	25,204,737
Unilever plc	1,448,876	98,566,207
United Utilities Group plc	453,331	7,763,537
Vodafone Group plc	13,565,557	19,978,354
Weir Group plc (The)	172,422	7,615,664
Wise plc, Class A *	453,804	5,853,045
		1,577,931,133
United States — 13.6%
Alcon AG	326,957	26,464,669
Amrize Ltd. *	352,991	18,673,199
AP Moller - Maersk A/S, Class A	1,775	4,352,600
AP Moller - Maersk A/S, Class B (b)	2,358	5,830,689
BP plc	10,187,257	64,592,892
Buzzi SpA	52,472	2,986,790
Experian plc	610,793	23,133,625
Ferrovial SE	301,330	20,353,368
GSK plc	2,697,959	69,773,698
Haleon plc	5,920,782	30,965,119
Holcim AG	327,734	33,779,176
Nestle SA (Registered)	1,707,740	162,963,741
Novartis AG (Registered)	1,230,362	182,548,587
Roche Holding AG	458,789	208,629,676
Roche Holding AG	19,293	8,915,708
Sanofi SA	749,286	70,675,453
Schneider Electric SE	360,214	103,274,064
Shell plc	3,820,992	146,877,065
Stellantis NV	1,322,073	12,972,775
Swiss Re AG	195,308	31,207,062
Tenaris SA	237,602	5,277,842
		1,234,247,798
Total Common Stocks (Cost $7,705,447,522)		9,000,085,004
Short-Term Investments — 1.7%
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $147,831,407)	147,831,407	147,831,407

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 101.0% (Cost $7,853,278,929)		9,147,916,411
Liabilities in Excess of Other Assets — (1.0)%		(86,808,152)
NET ASSETS — 100.0%		9,061,108,259

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $126,042,631.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.3%
Pharmaceuticals	11.0
Insurance	5.5
Aerospace & Defense	5.2
Semiconductors & Semiconductor Equipment	4.9
Oil, Gas & Consumable Fuels	4.4
Electrical Equipment	3.7
Capital Markets	3.4
Textiles, Apparel & Luxury Goods	3.1
Food Products	2.8
Machinery	2.7
Electric Utilities	2.3
Metals & Mining	2.3
Diversified Telecommunication Services	2.0
Chemicals	2.0
Personal Care Products	2.0
Industrial Conglomerates	1.8
Software	1.7
Health Care Equipment & Supplies	1.7
Multi-Utilities	1.6
Beverages	1.6
Financial Services	1.6
Automobiles	1.3
Professional Services	1.2
Construction & Engineering	1.1
Tobacco	1.1
Building Products	1.0
Others (each less than 1.0%)	11.1
Short-Term Investments	1.6

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	544	03/20/2026	EUR	38,348,064	883,484
FTSE 100 Index	136	03/20/2026	GBP	18,962,211	770,328
					1,653,812

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$108,225,441	$—	$108,225,441
Austria	614,946	51,655,355	—	52,270,301
Belgium	—	132,622,607	—	132,622,607
Brazil	—	4,965,956	—	4,965,956
Chile	—	11,399,375	—	11,399,375
China	—	49,997,644	—	49,997,644
Denmark	—	263,565,023	—	263,565,023
Finland	—	166,952,128	—	166,952,128
France	—	1,176,914,748	—	1,176,914,748
Germany	7,500,447	1,214,052,771	—	1,221,553,218
Hong Kong	—	27,771,051	—	27,771,051
Ireland	—	17,649,066	—	17,649,066
Italy	—	453,425,776	—	453,425,776
Luxembourg	—	24,382,680	—	24,382,680
Mexico	—	6,031,473	—	6,031,473
Netherlands	—	643,893,773	—	643,893,773
Norway	10,610,419	74,777,974	—	85,388,393
Poland	—	68,767,639	—	68,767,639
Portugal	—	19,248,517	—	19,248,517
Russia	—	—	—(a )	—(a )
Singapore	—	12,101,621	—	12,101,621
South Africa	—	32,914,378	—	32,914,378
Spain	9,809,406	485,003,383	—	494,812,789
Sweden	3,138,432	503,945,081	—	507,083,513
Switzerland	—	605,968,963	—	605,968,963
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	50,249,883	1,527,681,250	—	1,577,931,133
United States	—	1,234,247,798	—	1,234,247,798
Total Common Stocks	81,923,533	8,918,161,471	— (a)	9,000,085,004
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	147,831,407	—	—	147,831,407
Total Investments in Securities	$229,754,940	$8,918,161,471	$— (a)	$9,147,916,411
Appreciation in Other Financial Instruments
Futures Contracts	$1,653,812	$—	$—	$1,653,812

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$121,277,733	$242,060,091	$215,506,417	$—	$—	$147,831,407	147,831,407	$1,147,816	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.